[RIVERNORTH CAPITAL MANAGEMENT LETTERHEAD]

June 11, 2014

Securities and Exchange Commission
Public Filing Desk
100 F Street N.E.
Washington, D.C. 20549

RE:	RiverNorth Funds, File Numbers 333-136185 and 811-21934

Ladies and Gentlemen:

On behalf of River North Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 27 to the Trust’s Registration Statement (the “Amendment”).  The Amendment is filed pursuant to Rule 485(a) under the Securities Act of 1933 to add a new I share class to the RiverNorth Core Opportunity Fund and to provide updated or previously omitted Exhibits to the Part C.

If you have any questions, please contact me at 312-445-2251.

Very truly yours,

/s / Marc Collins

Marc Collins
General Counsel and Chief Compliance Officer
RiverNorth Capital Management, LLC